CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS
Cash and cash equivalents	$ 124,472,629	$ 44,954,778
Restricted deposits (Note 7)		14,214,585
Held-to-maturity securities (Note 5)	86,097,191
Accounts receivable (Note 3)	6,990,560	4,150,664
Amounts due from related parties (Note 15(a))	177,237	2,101,853
Other receivables (Note 4)	9,993,887	9,410,481
Inventories	143,963,931	69,742,200
Advance to suppliers	9,569,795	12,626,286
Prepaid expenses	686,876	1,077,194
Total current assets	381,952,106	158,278,041
NON-CURRENT ASSETS
Property and equipment, net (Note 6)	12,637,567	9,148,162
Deposits for property and equipment	4,322,217
Other assets	5,230	9,117
Total non-current assets	16,965,014	9,157,279
Total assets	398,917,120	167,435,320
CURRENT LIABILITIES
Accounts payable (Including accounts payable of the VIE without recourse to the Company of $2,243,711 and $101,556 as of December 31, 2011 and 2012, respectively)	193,455,827	88,020,376
Advance from customers (Including advance from customers of the VIE without recourse to the Company of $15,378,465 and $55,948,713 as of December 31, 2011 and 2012, respectively)	55,948,713	15,381,357
Accrued expenses and other current liabilities (Note 8) (Including accrued expenses and other current liabilities of the VIE without recourse to the Company of $11,825,417 and $24,908,418 as of December 31, 2011 and 2012, respectively)	52,676,443	26,666,502
Amounts due to related parties (Note 15(b)) (Including amounts due to related parties of the VIE without recourse to the Company of $2,992,516 and 789,057 as of December 31, 2011 and 2012, respectively)	1,335,756	3,797,508
Deferred income (Including deferred income of the VIE without recourse to the Company of $2,569,655 and $10,850,319 as of December 31, 2011 and December 31, 2012, respectively)	12,917,567	2,569,655
Bank borrowings (Note 7)		12,710,720
Total current liabilities	316,334,306	149,146,118
Total liabilities	316,334,306	149,146,118
COMMITMENTS AND CONTINGENCIES (Note 14)
EQUITY (DEFICIT):
Ordinary shares (US$0.0001 par value, 471,620,833 shares authorized, and 46,234,659 and 101,284,881 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	10,128	4,624
Additional paid-in capital	258,368,448	124,341,953
Accumulated losses	(176,025,335)	(166,553,261)
Accumulated other comprehensive income (loss)	229,573	(765,033)
Total shareholders' equity	82,582,814	18,289,202
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	398,917,120	167,435,320
Series A Preferred Shares
EQUITY (DEFICIT):
Preferred Shares		20,113,898
Series B Preferred Shares
EQUITY (DEFICIT):
Preferred Shares		$ 41,147,021